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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5567

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                       MFS INTERMEDIATE HIGH INCOME FUND
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               (Exact name of registrant as specified in charter)

               500 Boylston Street, Boston, Massachusetts  02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts  02116
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                    (Name and address of agents for service)

      Registrant's telephone number, including area code:  (617) 954-5000

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                      Date of fiscal year end: November 30

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             Date of reporting period: July 1, 2010 - June 30, 2011

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ITEM 1.  PROXY VOTING RECORD.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05567
Reporting Period: 07/01/2010 - 06/30/2011
MFS Intermediate High Income Fund









====================== MFS INTERMEDIATE HIGH INCOME FUND =======================


ACCURIDE CORPORATION

Ticker:       ACW            Security ID:  00439T107
Meeting Date: NOV 18, 2010   Meeting Type: Special
Record Date:  OCT 13, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reverse Stock Split             For       For          Management
2     Adjourn Meeting                         For       For          Management


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ACCURIDE CORPORATION

Ticker:       ACW            Security ID:  00439TAA5
Meeting Date: NOV 18, 2010   Meeting Type: Special
Record Date:  OCT 13, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reverse Stock Split             For       For          Management
2     Adjourn Meeting                         For       For          Management


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ACCURIDE CORPORATION

Ticker:       ACW            Security ID:  00439T206
Meeting Date: APR 26, 2011   Meeting Type: Annual
Record Date:  MAR 11, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Keith E. Busse           For       Withhold     Management
1.2   Elect Director Richard F. Dauch         For       For          Management
1.3   Elect Director Benjamin C. Duster, IV   For       Withhold     Management
1.4   Elect Director Robert J. Kelly          For       Withhold     Management
1.5   Elect Director William M. Lasky         For       For          Management
1.6   Elect Director Stephen S. Ledoux        For       For          Management
1.7   Elect Director John W. Risner           For       For          Management
2     Ratify Auditors                         For       For          Management
3     Approve Omnibus Stock Plan              For       For          Management
4     Advisory Vote to Ratify Named Executive For       Against      Management
      Officers' Compensation
5     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management


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AMERISTAR CASINOS, INC.

Ticker:       ASCA           Security ID:  03070Q101
Meeting Date: JUN 15, 2011   Meeting Type: Annual
Record Date:  APR 18, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Larry A. Hodges          For       For          Management
1.2   Elect Director Luther P. Cochrane       For       For          Management
2     Ratify Auditors                         For       For          Management
3     Amend Omnibus Stock Plan                For       Against      Management
4     Advisory Vote to Ratify Named Executive For       For          Management
      Officers' Compensation
5     Advisory Vote on Say on Pay Frequency   Three     One Year     Management
                                              Years


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NORTEK, INC.

Ticker:       NTKS           Security ID:  656559309
Meeting Date: NOV 09, 2010   Meeting Type: Annual
Record Date:  SEP 23, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John T. Coleman          For       For          Management
1.2   Elect Director Thomas A. Keenan         For       For          Management
1.3   Elect Director J. David Smith           For       For          Management
2     Ratify Auditors                         For       For          Management
3     Approve Omnibus Stock Plan              For       For          Management


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QUAD/GRAPHICS, INC.

Ticker:       QUAD           Security ID:  747301109
Meeting Date: MAY 16, 2011   Meeting Type: Annual
Record Date:  MAR 18, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William J. Abraham, Jr.  For       Withhold     Management
1.2   Elect Director Mark A. Angelson         For       Withhold     Management
1.3   Elect Director Douglas P. Buth          For       For          Management
1.4   Elect Director Christopher B. Harned    For       Withhold     Management
1.5   Elect Director Betty Ewens Quadracci    For       Withhold     Management
1.6   Elect Director J. Joel Quadracci        For       Withhold     Management
1.7   Elect Director Thomas O. Ryder          For       For          Management
1.8   Elect Director John S. Shiely           For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
      Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   Three     One Year     Management
                                              Years
4     Approve Omnibus Stock Plan              For       For          Management

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  MFS  INTERMEDIATE  HIGH  INCOME  FUND

By (Signature and Title): MARIA F. DIORIODWYER*
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                          Maria F. DiOrioDwyer, Principal Executive Officer


Date:  August  12,  2011

*By (Signature and Title) /s/ Susan S. Newton
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                          Susan S. Newton, as attorney-in-fact


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* Executed by Susan S. Newton on behalf of Maria F. DiOrioDwyer pursuant to a Power of Attorney dated October 26, 2010. (1)

(1) Incorporated by reference to MFS Series Trust XIII (File Nos. 2-74959 and 811-3327) Post-Effective Amendment No. 45 filed with the SEC via EDGAR on March 10, 2011.